Investment Objectives and Goals - Billionaires Club ETF	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Billionaires Club ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Billionaires Club ETF (the “Fund”) seeks long-term capital appreciation.